United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-07925

                      (Investment Company Act File Number)


                                  WesMark Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                              Todd Zerega, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 1/31/05


                Date of Reporting Period: Quarter ended 10/31/04


Item 1.     Schedule of Investments


WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004 (unaudited)



   Shares or
   Principal
   Amount                                                                         Value


                         Common Stocks--64.2%
                         Auto Manufacturers--Major--1.3%
   20,000                General Motors Corp.                                $    771,000
                         Beverages--Soft--2.5%
   30,000                PepsiCo, Inc.                                            1,487,400
                         Cable Television--1.2%
   25,000        (1)      Comcast Corp., Class A                                  737,500
                         Chemicals--Diversified--2.8%
   40,000                Du Pont (E.I.) de Nemours & Co.                          1,714,800
                         Computer Services--0.9%
   15,000        (1)      Fiserv, Inc.                                            533,100
                         Computer Software--2.8%
   60,000                Microsoft Corp.                                          1,679,400
                         Diversified Operations--4.0%
   70,000                General Electric Co.                                     2,388,400
                         Drugs & Health Care--3.3%
   6,000                 Merck & Co., Inc.                                        187,860
   62,000                Pfizer, Inc.                                             1,794,900
                         Total                                                    1,982,760
                         Electronic Components--Semiconductor--1.0%
   25,000                Texas Instruments, Inc.                                  611,250
                         Federal National Mortgage Association--2.6%
   22,000                Federal National Mortgage Association                    1,543,300
                         Food--Major Diversified--1.8%
   25,000                General Mills, Inc.                                      1,106,250
                         Home Improvement Stores--3.4%
   50,000                Home Depot, Inc.                                         2,054,000
                         Insurance Property & Casualty--1.3%
   13,000                American International Group, Inc.                       789,230
                         Investment Brokerage--National--2.5%
   30,000                Morgan Stanley                                           1,532,700
                         Leisure & Recreation--0.8%
   10,000                Carnival Corp.                                           505,600
                         Mining--Non Ferrous--1.5%
   20,000                Alcan, Inc.                                              926,400
                         Money Center Banks--2.9%
   40,000                Citigroup, Inc.                                          1,774,800
                         Networking Products--2.5%
   80,000        (1)      Cisco Systems, Inc.                                     1,536,800
                         Oil  & Gas Equipment & Services--2.1%
   20,000                Schlumberger Ltd.                                        1,258,800
                         Oil & Gas Pipelines--0.8%
   10,000                Kinder Morgan Energy Partners LP                         463,100
                         Oil--Integrated--2.4%
   25,000                BP PLC, ADR                                              1,456,250
                         Paper Products--3.9%
   30,000                International Paper Co.                                  1,155,300
   20,000                Kimberly-Clark Corp.                                     1,193,400
                         Total                                                    2,348,700
                         Printed Circuit Boards--1.4%
   35,000        (1)      Jabil Circuit, Inc.                                     850,850
                         REIT--Industrial--1.2%
   20,000                AMB Property Corp.                                       750,000
                         Retail Discount--1.8%
   20,000                Wal-Mart Stores, Inc.                                    1,078,400
                         Retail--Consumer Elect--1.5%
   15,000                Best Buy Co., Inc.                                       888,300
                         Semiconductor--Broad Line--1.5%
   40,000                Intel Corp.                                              890,400
                         Semiconductor Equipment & Materials--1.7%
   65,000        (1)      Applied Materials, Inc.                                 1,046,500
                         Transportation--Air Freight--2.6%
   20,000                United Parcel Service, Inc.                              1,583,600
                         Utility-Electric Power--4.2%
   20,000                Dominion Resources, Inc.                                 1,286,400
   40,000                Southern Co.                                             1,263,600
                         Total                                                    2,550,000
                         Total Common Stocks (identified cost
                         $35,936,458)                                             38,839,590
                         Preferred Stocks--3.3%
                         Banks-Major Regional--1.3%
   30,000                Wells Fargo & Co., Pfd., $1.75, Annual
                         Dividend                                                 799,689
                         Finance--1.1%
   10,000                General Electric Capital Corp., Pfd.,
                         $1.47, Annual Dividend                                   255,500
   15,000                ML Preferred Capital Trust III, Pfd.,
                         $1.75, Annual Dividend                                   404,063
                         Total                                                    659,563
                         Utility-Electric Power--0.9%
   20,000                Tennessee Valley Authority, Pfd., Series D,
                         $1.48, Annual Dividend                                   511,800
                         Total Preferred Stocks (identified cost
                         $1,890,614)                                              1,971,052
                         Corporate Bonds--13.7%
                         Auto Manufacturers--Major--0.9%
$  500,000               General Motors Corp., Deb., 7.70%, 4/15/2016             534,346
                         Automobile/Truck--Original Parts.--1.7%
   1,000,000             Delphi Auto Systems Corp., Note, 6.50%,
                         5/1/2009                                                 1,048,856
                         Banks-Major Regional--0.9%
   500,000               PNC Funding Corp., Sub. Note, 6.125%,
                         2/15/2009                                                545,025
                         Computer Services--0.9%
   500,000               First Data Corp., 4.70%, 11/1/2006                       517,560
                         Finance--Automotive--4.3%
   500,000               Ford Motor Credit Co., Sr. Note, 6.50%,
                         2/15/2006                                                518,709
   1,000,000             Ford Motor Credit Co., Unsecd. Note, 7.50%,
                         3/15/2005                                                1,017,814
   1,000,000             General Motors Acceptance Corp., Note,
                         6.125%, 2/1/2007                                         1,041,574
                         Total                                                    2,578,097
                         Finance--Credit Card--0.9%
   500,000               MBNA America Bank, NA, 6.625%, 6/15/2012                 558,325
                         Investment Brokerage--National--3.3%
   1,000,000             Bear Stearns Cos., Inc., Note, 4.50%,
                         10/28/2010                                               1,019,380
   1,000,000             Morgan Stanley, Sub. Note, 4.75%, 4/1/2014               983,140
                         Total                                                    2,002,520
                         Mining--Non Ferrous--0.8%
   500,000               Alcan, Inc., Note, 5.20%, 1/15/2014                      517,460
                         Total Corporate Bonds (identified cost
                         $8,145,584)                                              8,302,189
                         Mortgage Backed Securities--6.2%
                         Federal Home Loan Mortgage Corp.--0.3%
   166,164               Federal Home Loan Mortgage Corp., Pool
                         E84004, 6.00%, 6/1/2016                                  175,130
                         Federal National Mortgage Association--5.9%
   207,489               Federal National Mortgage Association, Pool
                         254629, 5.00%, 2/1/2010                                  212,460
   887,205               Federal National Mortgage Association, Pool
                         254908, 5.00%, 9/1/2023                                  901,534
   961,833               Federal National Mortgage Association, Pool
                         255224, 4.00%, 5/1/2011                                  968,143
   992,378               Federal National Mortgage Association, Pool
                         255324, 4.00%, 7/1/2011                                  998,888
   454,484               Federal National Mortgage Association, Pool
                         738342, 4.50%, 8/1/2018                                  457,134
                         Total                                                    3,538,159
                         Total Mortgage Backed Securities
                         (identified cost $3,643,916)                             3,713,289
                         Government Agencies--7.4%
                         Federal Farm Credit Bank--1.7%
   1,000,000             Federal Farm Credit System, Bond, 4.49%,
                         3/10/2010                                                1,003,460
                         Federal Home Loan Bank--1.6%
   1,000,000             Federal Home Loan Bank System, Bond, Series
                         ZR13, 4.50%, 6/12/2013                                   980,930
                         Federal Home Loan Mortgage Corp.--2.5%
   1,000,000             Federal Home Loan Mortgage Corp., Bond,
                         5.00%, 10/9/2013                                         1,000,660
   500,000               Federal Home Loan Mortgage Corp., Note,
                         5.25%, 7/30/2013                                         502,350
                         Total                                                    1,503,010
                         Federal National Mortgage Association--1.6%
   1,000,000             Federal National Mortgage Association,
                         Note, 5.375%, 7/16/2018                                  994,810
                         Total Government Agencies (identified cost
                         $4,470,550)                                              4,482,210
                 (2)     Commercial Paper--1.7%
                         Finance--Commercial--1.7%
   1,000,000             Hertz Fleet Funding LLC CP, 1.76%,
                         11/10/2004  (at amortized cost)                          999,560
                         Mutual Fund--3.2%
   1,940,213     (3)     U.S. Treasury Cash Reserves (at net asset
                         value)                                                   1,940,213
                         Total Investments--99.7%
                          (identified cost $57,026,895)(4)                        60,248,103
                         other assets and liabilities--net--0.3%                    207,035
                         total net assets--100%                               $    60,455,138



(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3)  Affiliated company.

(4)  The cost of investments  for federal tax purposes  amounts to  $57,026,895.
     The net unrealized appreciation of investments for federal tax purposes was $3,221,208. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,570,573 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,349,365.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the  closing  of the  New  York  Stock  Exchange  ("NYSE").  Therefore,  foreign securities  are valued at the latest closing price on the exchange on which they are traded  immediately  prior to the  closing of the NYSE.  Foreign  securities quoted in foreign  currencies  are  translated  in U.S.  dollars at the  foreign exchange rate in effect at 4:00 p.m.,  Eastern Time, on the day the value of the foreign security is determined. U.S. government securities, fixed income, listed corporate  bonds,  unlisted  securities  and private  placement  securities  are generally  valued at the mean of the latest bid and asked price as  furnished by an independent pricing service.  Short-term  securities are valued at the prices provided by an independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized  cost,  which  approximates  fair market value.  Investments  in other
open-end  regulated   investment  companies  are  valued  at  net  asset  value.
Securities  for which no  quotations  are readily  available  are valued at fair value as determined  in  accordance  with  procedures  established  by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
CP          --Commercial Paper
REIT        --Real Estate Investment Trust






Wesmark Bond Fund
Portfolio of Investments
October 31, 2004 (unaudited)



       Principal
       Amount or
       Shares                                                                             Value


                                Collateralized Mortgage Obligations--3.2%
                                Federal Home Loan Mortgage Corporation--3.2%
$      2,000,000                Federal Home Loan Mortgage Corp., Series
                                2564, Class HJ, 5.00%, 2/15/2018                   $     2,006,860
       2,019,519                Federal Home Loan Mortgage Corp., Series
                                2576D, Class LG, 4.50%, 12/15/2016                       2,060,636
       2,054,693                Federal Home Loan Mortgage Corp., Series
                                2590, Class XP, 3.25%, 12/15/2013                        2,035,913
                                Total Collateralized Mortgage Obligations
                                (identified cost $6,067,378)                             6,103,409
                                Corporate Bonds--37.1%
                                Auto Manufacturers--Major--2.8%
       2,000,000                General Motors Corp., Deb., 7.70%,
                                4/15/2016                                                2,137,386
       2,000,000                General Motors Corp., Note, 7.125%,
                                7/15/2013                                                2,078,438
       1,000,000                General Motors Corp., Note, 9.45%,
                                11/1/2011                                                1,164,180
                                Total                                                    5,380,004
                                Auto/Truck--Original. --1.7%
       3,000,000                Delphi Auto Systems Corp., Note, 6.50%,
                                5/1/2009                                                 3,146,568
                                Banks--Major Regional--0.6%
       1,000,000                PNC Funding Corp., Sub. Note, 6.125%,
                                2/15/2009                                                1,090,050
                                Cable Television--4.9%
       1,000,000                Comcast Cable Communications Holdings,
                                Company Guarantee, 8.375%, 3/15/2013                     1,228,380
       3,000,000                Comcast Cable Communications Holdings,
                                Company Guarantee, 9.455%, 11/15/2022                    4,109,760
       2,000,000                Continental Cablevision, Sr. Deb., 8.875%,
                                9/15/2005                                                2,102,000
       2,000,000                Cox Communications, Inc., Unsecd. Note,
                                4.625%, 6/1/2013                                         1,909,680
                                Total                                                    9,349,820
                                Entertainment--Diversified--1.9%
       1,000,000                Time Warner, Inc., Company Guarantee,
                                6.875%, 6/15/2018                                        1,109,190
       1,000,000                Time Warner, Inc., Deb., 8.375%, 3/15/2023               1,229,640
       1,000,000                Time Warner, Inc., Note, 8.875%, 10/1/2012               1,241,630
                                Total                                                    3,580,460
                                Fiduciary Banks--1.0%
       2,000,000                Mellon Funding Corp., Note, 3.25%, 4/1/2009              1,971,480
                                Finance--1.1%
       2,000,000                MBNA Corp., 6.25%, 1/17/2007                             2,128,400
                                Finance--Automotive--3.3%
       3,000,000                Ford Motor Credit Co., 7.00%, 10/1/2013                  3,173,427
       3,000,000                Ford Motor Credit Co., Sr. Note, 5.80%,
                                1/12/2009                                                3,097,815
                                Total                                                    6,271,242
                                Finance--Consumer Loans--1.6%
       3,000,000                American General Finance Corp., Note,
                                5.875%, 7/14/2006                                        3,143,880
                                Finance--Investment Banker/Broker--3.3%
       4,000,000                Goldman Sachs Group, Inc., Bond, 5.15%,
                                1/15/2014                                                4,077,160
       2,000,000                Morgan Stanley Group, Inc., Note, 6.875%,
                                3/1/2007                                                 2,165,800
                                Total                                                    6,242,960
                                Internet Information Providers--0.6%
       1,000,000                AOL Time Warner, Inc., Bond, 7.625%,
                                4/15/2031                                                1,185,240
                                Investment Brokerage--National--2.6%
       5,000,000                Morgan Stanley, Sub. Note, 4.75%, 4/1/2014               4,915,700
                                Multimedia--0.6%
       1,000,000                Walt Disney Co., Note, Series B, 5.875%,
                                12/15/2017                                               1,052,940
                                Oil Components--Exploration &
                                Production--4.3%
       3,000,000                Enron Oil & Gas Co., Note, 6.00%,
                                12/15/2008                                               3,258,510
       3,500,000                Enron Oil & Gas Co., Note, 6.50%, 12/1/2007              3,797,220
       1,000,000                Kerr-McGee Corp., Company Guarantee,
                                6.95%, 7/1/2024                                          1,101,090
                                Total                                                    8,156,820
                                Oil Refining & Marketing--0.8%
       500,000                  Union Oil of California, 9.125%, 2/15/2006               537,110
       1,000,000                Union Oil of California, Sr. Note, Series
                                C, 6.70%, 10/15/2007                                     1,083,130
                                Total                                                    1,620,240
                                Paper Products--3.9%
       2,200,000                International Paper Co., 4.25%, 1/15/2009                2,222,572
       4,000,000                International Paper Co., 5.85%, 10/30/2012               4,266,000
       1,000,000                International Paper Co., Note, 5.30%,
                                4/1/2015                                                 1,004,980
                                Total                                                    7,493,552
                                Utility-Electric Power--0.5%
       1,000,000                Progress Energy Carolinas, Inc., Sr. Note,
                                7.50%, 4/1/2005                                          1,021,640
                                Utility-Telephone--1.6%
       3,000,000                BellSouth Corp., Unsecd. Note, 5.00%,
                                10/15/2006                                               3,114,360
                                Total Corporate Bonds (identified cost
                                $75,710,881)                                             70,865,356
                                Government Agencies--28.0%
                                Federal Home Loan Bank--11.5%
       3,000,000                Federal Home Loan Bank System, 4.125%,
                                11/15/2006                                               3,080,610
       5,000,000                Federal Home Loan Bank System, Bond,
                                3.19%, 4/20/2007                                         4,995,650
       5,000,000                Federal Home Loan Bank System, Bond,
                                3.21%, 8/17/2007                                         5,000,500
       3,000,000                Federal Home Loan Bank System, Bond,
                                3.375%, 11/15/2004                                       3,001,800
       5,000,000                Federal Home Loan Bank System, Bond,
                                4.00%, 12/19/2011                                        4,855,050
       1,000,000                Federal Home Loan Bank System, Bond,
                                5.65%, 11/1/2011                                         1,000,090
                                Total                                                    21,933,700
                                Federal Home Loan Mortgage Corporation--2.6%
       5,000,000                Federal Home Loan Mortgage Corp., Note,
                                Series MTN, 5.125%, 5/13/2013                            5,013,300
                                Federal National Mortgage Association--13.9%
       1,800,000                Federal National Mortgage Association,
                                MTN, 6.93%, 9/17/2012                                    1,962,342
       4,000,000                Federal National Mortgage Association,
                                Note, 4.00%, 12/23/2010                                  3,939,240
       3,000,000                Federal National Mortgage Association,
                                Note, 4.00%, 11/10/2011                                  3,000,000
       15,000,000               Federal National Mortgage Association,
                                Note, 6.00%, 1/18/2012                                   15,134,850
       2,300,000                Federal National Mortgage Association,
                                Note, Series MTN, 6.80%, 8/27/2012                       2,494,833
                                Total                                                    26,531,265
                                Total Government Agencies (identified cost
                                $53,060,739)                                             53,478,265
                                Mortgage Backed Securities--18.8%
                                Federal Home Loan Mortgage Corporation--7.7%
       694,145                  Federal Home Loan Mortgage Corp., Pool
                                E70008, 6.00%, 4/1/2013                                  732,469
       4,409,893                Federal Home Loan Mortgage Corp., Pool
                                E98887, 4.50%, 8/1/2018                                  4,434,677
       4,511,866                Federal Home Loan Mortgage Corp., Pool
                                E98890, 4.50%, 8/1/2018                                  4,537,222
       4,863,693                Federal Home Loan Mortgage Corp., Pool
                                G18002, 5.00%, 7/1/2019                                  4,967,046
                                Total                                                    14,671,414
                                Federal National Mortgage Association--11.1%
       3,336,440                Federal National Mortgage Association,
                                Pool 254799, 5.00%, 7/1/2023                             3,390,324
       13,308,077               Federal National Mortgage Association,
                                Pool 254908, 5.00%, 9/1/2023                             13,523,003
       4,336,448                Federal National Mortgage Association,
                                Pool 254956, 4.00%, 11/1/2010                            4,376,820
                                Total                                                    21,290,147
                                Total Mortgage Backed Securities
                                (identified cost $35,636,002)                            35,961,561
                                Preferred Stocks--2.2%
                                Discount Note--1.1%
       80,000                   General Electric Capital Corp., Pfd.,
                                $1.47, Annual Dividend                                   2,044,000
                                Finance--0.3%
       25,000                   Merrill Lynch & Co., Inc., Pfd., $0.75,
                                Annual Dividend                                          626,250
                                Finance--Automotive--0.3%
       20,000                   General Motors Acceptance Corp., Pfd.,
                                $1.81, Annual Dividend                                   504,200
                                Utility--Electric Power--0.5%
       40,000                   Tennessee Valley Authority, Pfd., Series
                                D. $1.48, Annual Dividend                                1,023,600
                                Total Preferred Stocks (identified cost
                                $4,146,085)                                              4,198,050
                        (1)     Commercial Paper--12.6%
                                Banks-Major Regional--2.1%
$      4,000,000                Wells Fargo & Co.,1.79% CP, 11/24/2004                   3,995,426
                                Finance--Commercial--8.4%
       9,000,000                Hertz Fleet Funding LLC, 1.95% CP,
                                12/3/2004                                                8,999,120
       7,000,000                Three Rivers Funding Corp., 1.78% CP
                                11/3/2004                                                6,994,808
                                Total                                                    15,993,928
                                Utility--Telephone--2.1%
       4,000,000      (2)(3)    BellSouth Corp., 2.01% CP, 1/3/2005                      3,988,849
                                Total COMMERCIAL PAPER (at amortized cost)               23,978,203
                                Mutual Fund--1.8%
       3,467,403        (4)     Prime Obligations Fund (at net asset value)              3,467,403
                                Total Investments--103.7%
                                (identified cost $195,071,883)(5)                        198,052,247
                                other assets and liabilities--net--(3.7)%                  (7,099,285)
                                total net assets--100%                              $     190,952,962

(1)  Each issue shows the rate of discount at the time of purchase for

(2) discount issues, or the coupon for interest bearing issues. Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless

(3) registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, this security amounted to $3,988,849 which represents 2.1% of total net assets.

       Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, this security amounted to $3,988,849 which represents 2.1% of total net assets.

(4)  Affiliated company.

(5)  The cost of investments for federal tax purposes  amounts to  $195,071,883.
     The net unrealized appreciation of investments for federal tax purposes was $2,980,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,378,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $397,967.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.

Listed equity  securities are valued at the last sale price or official  closing price reported on a national securities exchange.  If unavailable,  the security is generally  valued at the mean between the last closing bid and asked  prices.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  are valued at fair value as  determined  in accordance with procedures  established by and under general  supervision of the
Board of Trustees. The following acronyms are used throughout this portfolio:

CP--Commercial Paper
MTN--Medium Term Note







Wesmark Growth Fund
Portfolio of Investments
October 31, 2004 (unaudited)

   Shares or
   Principal
   Amount                                                                             Value
                             Common Stocks--92.6%
                             Auto Manufacturers--Major--1.1%
   70,000                    General Motors Corp.                               $      2,698,500
                             Beverages--Soft--1.7%
   25,000                    Coca-Cola Enterprises, Inc.                               522,750
   75,000                    PepsiCo, Inc.                                             3,718,500
                             Total                                                     4,241,250
                             Biomedical--1.4%
   60,000           (1)       Amgen, Inc.                                              3,408,000
                             Cable Television--3.0%
   255,000          (1)       Comcast Corp., Class A                                   7,522,500
                             Chemicals-Diversified--2.8%
   160,000                   Du Pont (E.I.) de Nemours & Co.                           6,859,200
                             Communication Equipment--1.3%
   50,000                    L-3 Communications Holdings, Inc.                         3,296,500
                             Computer Services--3.4%
   135,000                   First Data Corp., Class                                   5,572,800
   80,000           (1)       Fiserv, Inc.                                             2,843,200
                             Total                                                     8,416,000
                             Computer Software--3.8%
   335,000                   Microsoft Corp.                                           9,376,650
                             Diversified Operations--5.5%
   400,000                   General Electric Co.                                      13,648,000
                             Drugs & Health Care--4.1%
   39,000                    Merck & Co., Inc.                                         1,221,090
   310,000                   Pfizer, Inc.                                              8,974,500
                             Total                                                     10,195,590
                             Electronic Components--Semiconductor--4.9%
   500,000                   Texas Instruments, Inc.                                   12,225,000
                             Entertainment--Diversified--1.3%
   190,000          (1)       Time Warner, Inc.                                        3,161,600
                             Federal National Mortgage Association--0.6%
   20,000                    Federal National Mortgage Association                     1,403,000
                             Home Improvement Stores--3.3%
   200,000                   Home Depot, Inc.                                          8,216,000
                             Hotels & Motels--2.4%
   300,000                   Hilton Hotels Corp.                                       5,970,000
                             Insurance Property & Casualty--3.0%
   125,000                   American International Group, Inc.                        7,588,750
                             Investment Brokerage--National--4.1%
   200,000                   Morgan Stanley                                            10,218,000
                             Leisure & Recreation--1.5%
   75,000                    Carnival Corp.                                            3,792,000
                             Medical Instruments & Supplies--0.5%
   25,000                    Medtronic, Inc.                                           1,277,750
                             Mining--Miscellaneous--4.5%
   140,000          (1)       Inco Ltd.                                                4,956,000
   100,000                   Peabody Energy Corp.                                      6,378,000
                             Total                                                     11,334,000
                             Mining--Non Ferrous--2.3%
   125,000                   Alcan, Inc.                                               5,790,000
                             Money Center Banks--4.1%
   230,000                   Citigroup, Inc.                                           10,205,100
                             Networking Products--3.3%
   425,000          (1)       Cisco Systems, Inc.                                      8,164,250
                             Oil  & Gas Equipment & Services--1.5%
   60,000                    Schlumberger Ltd.                                         3,776,400
                             Oil-Integrated--3.5%
   150,000                   BP PLC, ADR                                               8,737,500
                             Paper Products--3.6%
   220,000                   International Paper Co.                                   8,472,200
   10,000                    Kimberly-Clark Corp.                                      596,700
                             Total                                                     9,068,900
                             Printed Circuit Boards--3.4%
   345,000          (1)       Jabil Circuit, Inc.                                      8,386,950
                             Publishing--Newspapers--1.7%
   50,000                    Gannett Co., Inc.                                         4,147,500
                             Retail Discount--3.9%
   180,000                   Wal-Mart Stores, Inc.                                     9,705,600
                             Retail-Consumer Elect--1.2%
   50,000                    Best Buy Co., Inc.                                        2,961,000
                             Semiconductor--Broad Line--2.5%
   275,000                   Intel Corp.                                               6,121,500
                             Semiconductor Equipment & Materials--3.4%
   525,000          (1)       Applied Materials, Inc.                                  8,452,500
                             Transportation--Air Freight--2.4%
   75,000                    United Parcel Service, Inc.                               5,938,500
                             Unassigned--0.3%
   10,000                    Fortune Brands, Inc.                                      728,200
                             Utility-Electric Power--1.3%
   50,000                    Dominion Resources, Inc.                                  3,216,000
                             Total Common Stocks (identified cost
                             $220,198,887)                                             230,248,190
                    (2)      Commercial Paper--7.2%
                             Diversified Financial Services--2.8%
$  6,900,000                 General Electric Capital Corp. CPABS3A3,
                             2.16%, 1/10/2005                                          6,898,977
                             Finance--Commercial--4.0%
   10,000,000                Hertz Fleet Funding LLC CP, 1.77%,
                             11/10/2004                                                9,995,575
                             Utility--Telephone--0.4%
   1,000,000       (3)(4)    BellSouth Corp. CP, 1.92%, 12/6/2004                      1,000,000
                             Total Commercial Paper (at amortized cost)                17,894,552
                             Mutual Fund--1.5%
   3,761,546        (5)       U.S. Treasury Cash Reserves (at net asset
                             value)                                                    3,761,546
                             Total Investments--101.3%
                             (identified cost $241,854,985)(6)                         251,904,288
                             other assets and liabilities--net--(1.3)%                   (3,110,173)
                             total net assets--100%                              $      248,794,115

(1)    Non-income producing security.
(2)    Each issue shows the rate of discount at the time of purchase for
(3)    discount issues, or the coupon for interest bearing issues.
       Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless
(4) registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, this security amounted to $1,000,000 which represents 0.4% of total net assets.
       Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, this security amounted to $1,000,000 which represents 0.4% of total net assets.
(5)    Affiliated company.
(6) The cost of investments for federal tax purposes amounts to $241,854,985. The net unrealized appreciation of investments for federal tax purposes was $10,049,303. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,847,290 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,797,987.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the  closing  of the  New  York  Stock  Exchange  ("NYSE").  Therefore,  foreign securities  are valued at the latest closing price on the exchange on which they are traded  immediately  prior to the  closing of the NYSE.  Foreign  securities quoted in foreign  currencies  are  translated  in U.S.  dollars at the  foreign exchange rate in effect at 4:00 p.m.,  Eastern Time, on the day the value of the foreign security is determined.  Short-term  securities are valued at the prices provided by an independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized  cost,  which  approximates  fair market value.  Investments  in other
open-end  regulated   investment  companies  are  valued  at  net  asset  value.
Securities  for which no  quotations  are readily  available  are valued at fair value as determined  in  accordance  with  procedures  established  by and under general  supervision of the Board of Trustees.  The following  acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
CP          --Commercial Paper














Wesmark Small Company Growth Fund
Portfolio of Investments
October 31, 2004 (unaudited)

    Shares or
   Principal
   Amount                                                                         Value
                         Common Stocks--88.0%
                         Aerospace/Defense--6.1%
   8,000                 Curtiss Wright Corp.                               $     446,480
   18,000        (1)      MOOG, Inc., Class A                                     675,540
                         Total                                                    1,122,020
                         Auto--Dealerships--0.4%
   3,000                 United Auto Group, Inc.                                  81,000
                         Biomedical--2.3%
   5,000         (1)      Cephalon, Inc.                                          238,350
   10,000        (1)      Protein Design Laboratories, Inc.                       191,500
                         Total                                                    429,850
                         Biotechnology--3.4%
   10,000        (1)      Charles River Laboratories International,
                         Inc.                                                     467,900
   4,000                 Medicis Pharmaceutical Corp., Class A                    162,680
                         Total                                                    630,580
                         Cable Television--0.9%
   25,000        (1)      Mediacom Communications Corp.                           163,750
                         Coal--1.1%
   6,000                 Arch Coal, Inc.                                          195,120
                         Communication Equipment--1.8%
   70,000        (1)      Arris Group, Inc.                                       325,500
                         Computer Services--3.0%
   20,000        (1)      Macromedia, Inc.                                        542,800
                         Drug Distribution--2.4%
   20,000        (1)      Andrx Group                                             432,800
                         Electronic Components--Misc.--2.1%
   10,000        (1)      Anixter International, Inc.                             386,400
                         Electronic Components-Semiconductor--7.0%
   30,000        (1)      Adaptec, Inc.                                           234,000
   55,000        (1)      Axcelis Technologies, Inc.                              473,000
   40,000        (1)      Fairchild Semiconductor International,
                         Inc., Class A                                            574,800
                         Total                                                    1,281,800
                         Food--Major Diversified--2.4%
   16,000        (1)      United Natural Foods, Inc.                              435,040
                         Internet Software & Services--1.4%
   15,000        (1)      Open Text Corp.                                         252,000
                         Machinery--Farm--2.2%
   21,000        (1)      AGCO Corp.                                              407,820
                         Medical Products & Supply--0.9%
   5,000         (1)      Integra Lifesciences Corp.                              160,400
                         Mining--Miscellaneous--0.3%
   4,000         (1)      Brush Engineered Materials, Inc.                        62,400
                         Oil & Gas Drilling--3.4%
   9,000                 ENSCO International, Inc.                                274,950
   35,000        (1)      Parker Drilling Co.                                     136,500
   8,000         (1)     Rowan Companies, Inc.                                    204,240
                         Total                                                    615,690
                         Oil  & Gas Equipment & Services--2.6%
   12,000        (1)      Cal Dive International, Inc.                            424,920
   5,000         (1)      Infrasource Services, Inc.                              52,200
                         Total                                                    477,120
                         Oil Comp-Exploration & Production--3.5%
   20,000        (1)      Spinnaker Exploration Co.                               638,400
                         Oil Field-Machinery & Equipment--3.3%
   20,000        (1)      FMC Technologies, Inc.                                  604,600
                         Paper Products--0.6%
   3,000                 Bowater, Inc.                                            110,520
                         Processed & Packaged Foods--3.2%
   12,000                Corn Products International, Inc.                        590,400
                         Retail-Miscellaneous--2.5%
   26,000                Movado Group, Inc.                                       448,500
                         Scientific & Technical Instruments--3.6%
   18,000        (1)      LeCroy Corp.                                            302,940
   10,000        (1)      Varian, Inc.                                            364,800
                         Total                                                    667,740
                         Semiconductor--Broad Line--3.0%
   45,000        (1)      Cypress Semiconductor Corp.                             473,850
   4,000                 Intersil Holding Corp.                                   65,280
                         Total                                                    539,130
                         Semiconductor--Integrated Circuits--0.7%
   20,000        (1)      RF Micro Devices, Inc.                                  130,200
                         Semiconductor Equipment & Materials--8.7%
   30,000        (1)      Asyst Technologies, Inc.                                160,650
   40,000        (1)      Credence Systems Corp.                                  302,000
   30,000        (1)      Photronics, Inc.                                        526,500
   35,000        (1)      Ultratech Stepper, Inc.                                 595,700
                         Total                                                    1,584,850
                         Telecom--Wireless--1.4%
   15,000        (1)      American Tower Systems Corp.                            257,850
                         Telecommunications Equipment--5.5%
   5,000         (1)      Advanced Fibre Communications                           78,100
   10,000        (1)      DSP Group, Inc.                                         198,300
   12,000                Harris Corp.                                             738,360
                         Total                                                    1,014,760
                         Textile Apparel--2.0%
   12,000                Albany International Corp., Class A                      360,240
                         Transportation--Road--6.3%
   21,000                Heartland Express, Inc.                                  429,660
   15,000        (1)      Yellow Roadway Corp.                                    719,850
                         Total                                                    1,149,510
                         Total Common Stocks (identified cost
                         $15,584,050)                                             16,098,790
                 (2)     Commercial Paper--12.0%
                         Finance--Consumer Loans--4.4%
$  800,000               American General Finance Corp. CP, 1.79%,
                         11/16/2004                                               799,403
                         Finance--Commercial--7.6%
   800,000               Hertz Fleet Funding LLC CP, 2.01%,
                         12/10/2004                                               799,922
   600,000     (3)(4)    Three Rivers Funding Corp. CPABS4-2, 1.78%,
                         11/15/2004                                               599,585
                         Total                                                    1,399,507
                         Total Commercial Paper (at amortized cost))              2,198,910
                         Mutual Fund--1.5%
   267,437       (5)     U.S. Treasury Cash Reserves (at net asset
                         value)                                                   267,437
                         Total Investments--101.5%
                          (identified cost $18,050,397)(6)                        18,565,137
                         other assets and liabilities--net--(1.5)%                  (265,359)
                         total net assets--100%                              $     18,299,778

(1)    Non-income producing security.
(2)    Each issue shows the rate of discount at the time of purchase for
(3)    discount issues, or the coupon for interest bearing issues.
       Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless
(4) registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, this security amounted to $599,585 which represents 3.3% of total net assets.
       Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, this security amounted to $599,585 which represents 3.3% of total net assets.
(5)    Affiliated company.
(6) The cost of investments for federal tax purposes amounts to $18,050,397. The net unrealized appreciation of investments for federal tax purposes was $514,740. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,519,751 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,005,011.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the  closing  of the  New  York  Stock  Exchange  ("NYSE").  Therefore,  foreign securities  are valued at the latest closing price on the exchange on which they are traded  immediately  prior to the  closing of the NYSE.  Foreign  securities quoted in foreign  currencies  are  translated  in U.S.  dollars at the  foreign exchange rate in effect at 4:00 p.m.,  Eastern Time, on the day the value of the foreign security is determined.  Short-term  securities are valued at the prices provided by an independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized  cost,  which  approximates  fair market value.  Investments  in other
open-end  regulated   investment  companies  are  valued  at  net  asset  value.
Securities  for which no  quotations  are readily  available  are valued at fair value as determined  in  accordance  with  procedures  established  by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

CP -- Commercial Paper










Wesmark West Virginia Municipal Bond Fund
Portfolio of Investments
October 31, 2004 (unaudited)

       Principal
       Amount or                                                          Credit
       Shares                                                             Rating     *        Value
                            Municipal bonds--96.6%
                            West Virginia--96.6%
$      400,000              Beckley, WV Sewage System, Revenue
                            Refunding (Series A) Bonds, 6.75%
                            (Original Issue Yield: 6.875%),
                            10/1/2025                                     NR           $      414,240
       1,000,000            Berkeley County, WV Board of
                            Education, 2.375%, 6/1/2007                   AA-                 1,008,270
       1,000,000            Berkeley County, WV Board of
                            Education, 4.50% (FGIC
                            INS)/(Original Issue Yield: 4.65%),
                            5/1/2014                                      AAA                 1,073,930
       355,000              Berkeley County, WV Building
                            Commission Lease, Judicial Center
                            Project (Series A), 4.25% (MBIA
                            Insurance Corp. INS), 12/1/2019               AAA                 361,894
       825,000              Berkeley County, WV Building
                            Commission Lease, Judicial Center
                            Project-(Series A), 4.70% (MBIA
                            Insurance Corp. INS), 12/1/2024               AAA                 844,478
       140,000              Buckhannon West Virginia College
                            Facility, Refunding Revenue Bond,
                            4.45%, 8/1/2007                               NR                  142,738
       140,000              Buckhannon West Virginia College
                            Facility, Refunding Revenue Bonds,
                            4.15% (Original Issue Yield:
                            4.15%), 8/1/2005                              NR                  140,672
       1,000,000            Cabell County, WV Board of
                            Education, (GO UT), 5.50% (MBIA
                            Insurance Corp. INS)/(Original
                            Issue Yield: 4.95%), 5/1/2006                 AAA                 1,053,260
       500,000              Cabell County, WV Board of
                            Education, GO UT, 6.00% (MBIA
                            Insurance Corp. INS), 5/1/2006                AAA                 530,530
       150,000              Charles Town, WV, Residential
                            Mortgage Revenue Bonds, 6.20%,
                            3/1/2011                                      A1                  150,964
       355,000              Charles Town, WV, Revenue Refunding
                            Bonds, 5.00% (Original Issue Yield:
                            5.15%), 10/1/2013                             AA                  376,236
       340,000              Charles Town, WV, Revenue Refunding
                            Bonds, 5.00%, 10/1/2012                       AA                  362,395
       500,000              Charleston, WV Civic Center
                            Revenue, Improvements, 6.25%,
                            12/1/2015                                     NR                  544,105
       1,200,000            Charleston, WV Urban Renewal
                            Authority, Refunding Revenue Bonds,
                            5.30% (FSA INS)/(Original Issue
                            Yield: 5.274%), 12/15/2022                    AAA                 1,317,696
       1,240,000            Charleston, WV, (G0 UT), 7.20%,
                            10/1/2008                                     A1                  1,447,216
       1,155,000            Clarksburg, WV, Refunding Revenue
                            Bonds, 4.25% (FGIC INS)/(Original
                            Issue Yield: 2.91%), 9/1/2006                 AAA                 1,202,690
       1,000,000            Clarksburg, WV, Revenue Bonds,
                            5.25% (FGIC INS), 9/1/2019                    AAA                 1,100,250
       500,000              Fairmont, WV Waterworks, (Series
                            1999), 5.25% (AMBAC INS), 7/1/2017            AAA                 551,600
       1,235,000            Fairmont, WV Waterworks, Water
                            Utility Improvement Revenue Bonds,
                            5.00% (AMBAC INS), 7/1/2019                   AAA                 1,329,552
       1,240,000            Grant County, WV County Commission,
                            Refunding Revenue Bonds, 5.35%
                            (Original Issue Yield: 5.349%),
                            10/1/2019                                     AAA                 1,346,801
       500,000              Harrison County, WV Board of
                            Education, GO UT, 6.40% (FGIC
                            INS)/(Original Issue Yield: 6.45%),
                            5/1/2006                                      AAA                 533,485
       680,000              Harrison County, WV Building
                            Commission, Health, Hospital,
                            Nursing Home Improvements Revenue
                            Bonds, 5.15% (AMBAC INS)/(Original
                            Issue Yield: 5.32%), 4/1/2018                 AAA                 734,264
       420,000              Jackson County, WV, Revenue Bonds,
                            7.375% (FGIC INS), 6/1/2010                   AAA                 513,282
       1,035,000            Jefferson County, WV Board of
                            Education, (GO UT), 5.20% (Original
                            Issue Yield: 5.10%), 7/1/2007                 AA-                 1,118,628
       1,055,000            Kanawha County, WV Building
                            Community, Judicial Annex Lease -
                            (Series A), 5.00%, 12/1/2018                  NR                  1,097,306
       375,000              Kanawha County, WV Building
                            Community, Judicial Annex Lease -
                            (Series A), 3.60%, 12/1/2009                  NR                  379,838
       285,000              Logan County, WV, Revenue Bonds,
                            8.00% (Logan County Health Care
                            Center Ltd. Partnership Project),
                            12/1/2009                                     NR                  324,612
       60,000               Marshall County, WV Special
                            Obligation, Special Obligations
                            Bonds, 6.50% (Original Issue Yield:
                            6.65%), 5/15/2010                             AAA                 68,480
       570,000              Mason County, WV, PCR Bond, 5.45%
                            (Ohio Power Co.)/(AMBAC
                            INS)/(Original Issue Yield: 5.47%),
                            12/1/2016                                     AAA                 580,072
       1,085,000            Monongalia County, WV Board of
                            Education, (GO UT), 6.00% (MBIA
                            Insurance Corp. INS)/(Original
                            Issue Yield: 3.81%), 5/1/2010                 AAA                 1,255,312
       1,135,000            Monongalia County, WV Board of
                            Education, General Obligation
                            Unltd, 6.00%, 5/1/2011                        AAA                 1,329,176
       320,000              Morgantown, WV Building Commission
                            Municipal Building, Refunding
                            Revenue Bonds, 2.00% (MBIA
                            Insurance Corp. INS)/(Original
                            Issue Yield: 1.50%), 1/1/2005                 Aaa                 320,112
       215,000              Morgantown, WV Building Commission
                            Municipal Building, Refunding
                            Revenue Bonds, 2.00% (MBIA
                            Insurance Corp. INS)/(Original
                            Issue Yield: 2.15%), 1/1/2007                 Aaa                 214,701
       350,000              Ohio County, WV Board of Education,
                            (GO UT), 5.00% (MBIA Insurance
                            Corp. INS)/(Original Issue Yield:
                            5.25%), 6/1/2013                              AAA                 382,974
       785,000              Ohio County, WV Board of Education,
                            GO UT Refunding Bonds, 5.125% (MBIA
                            Insurance Corp. INS)/(Original
                            Issue Yield: 5.375%), 6/1/2018                AAA                 858,264
       1,000,000            Ohio County, WV Board of Education,
                            GO UT, 5.00% (Original Issue Yield:
                            5.25%), 6/1/2013                              AA-                 1,088,850
       635,000              Ohio County, WV Board of Education,
                            General Obligation Unltd, 5.00%,
                            6/1/2007                                      AA-                 677,558
       665,000              Parkersburg, WV Parking Systems,
                            (Series A), 5.00% (Original Issue
                            Yield: 5.00%), 6/1/2018                       NR                  657,545
       1,155,000            Pleasants County, WV PCR,
                            (Refunding Revenue Bonds), 5.30%,
                            12/1/2008                                     A3                  1,168,109
       1,795,000            Raleigh, Fayette & Nicholas
                            Counties, WV, Refunding Bond, 6.25%
                            (Original Issue Yield: 6.60%),
                            8/1/2011                                      Aaa                 2,135,583
       1,310,000            Randolph County, WV, Refunding
                            Revenue Bonds, 5.20% (Davis Health
                            Systems, Inc.)/(FSA INS), 11/1/2015           Aaa                 1,450,864
       105,000              Shepherd College Board, 3.00%,
                            12/1/2005                                     A3                  105,941
       115,000              Shepherd College Board, 3.00%,
                            12/1/2007                                     A3                  116,485
       120,000              Shepherd College Board, 3.40%,
                            12/1/2009                                     A3                  121,838
       500,000              South Charleston, WV, Revenue
                            Bonds, 5.50% (MBIA Insurance Corp.
                            INS), 10/1/2009                               AAA                 501,400
       205,000              West Liberty State College, WV,
                            3.75%, 6/1/2008                               Baa2                209,973
       275,000              West Liberty State College, WV,
                            3.75%, 6/1/2008                               Baa2                280,731
       620,000              West Liberty State College, WV,
                            3.75%, 6/1/2008                               Baa3                635,041
       430,000              West Liberty State College, WV,
                            4.70%, 6/1/2012                               Baa2                454,334
       965,000              West Liberty State College, WV,
                            4.80%, 6/1/2012                               Baa3                1,020,439
       570,000              West Virginia EDA, (Series A),
                            5.00% (Original Issue Yield:
                            4.25%), 3/1/2019                              A1                  603,539
       1,000,000            West Virginia EDA, 5.00% (AMBAC
                            INS)/(Original Issue Yield: 5.09%),
                            7/15/2022                                     AAA                 1,055,880
       500,000              West Virginia EDA, Refunding
                            Revenue Bonds, 3.00%, 11/1/2006               A+                  509,050
       1,000,000            West Virginia EDA, Revenue Bonds,
                            5.50% (MBIA Insurance Corp. INS),
                            6/1/2016                                      AAA                 1,141,440
       2,000,000            West Virginia Higher Education,
                            Revenue Bonds, 5.00% (MBIA
                            Insurance Corp. INS), 4/1/2012                AAA                 2,235,420
       530,000              West Virginia Housing Development
                            Fund, (Series A), 5.55%, 11/1/2014            AAA                 552,764
       735,000              West Virginia Housing Development
                            Fund, Revenue Bonds, 5.35%,
                            11/1/2010                                     AAA                 769,354
       700,000              West Virginia School Building
                            Authority, 4.00% (MBIA Insurance
                            Corp. INS)/(Original Issue Yield:
                            4.13%), 7/1/2013                              AAA                 731,556
       2,000,000            West Virginia School Building
                            Authority, 5.25% (MBIA Insurance
                            Corp. LOC), 7/1/2012                          AAA                 2,271,780
       575,000              West Virginia State Building
                            Commission Lease, (Series A), 5.50%
                            (MBIA Insurance Corp.
                            INS)/(Original Issue Yield: 5.10%),
                            7/1/2006                                      AAA                 608,356
       1,050,000            West Virginia State Building
                            Commission Lease, (Series A), 5.50%
                            (Original Issue Yield: 5.20%),
                            7/1/2007                                      AAA                 1,141,833
       360,000              West Virginia State Building
                            Commission Lease, (Series B),
                            5.375% (AMBAC INS)/(Original Issue
                            Yield: 5.01%), 7/1/2018                       AAA                 413,568
       1,000,000            West Virginia State Building
                            Commission Lease, Refunding Revenue
                            Bond, (Series A), 5.25% (AMBAC
                            INS), 7/1/2012                                AAA                 1,130,810
       1,500,000            West Virginia State Building
                            Commission Lease, Refunding Revenue
                            Bonds, 5.375% (AMBAC INS)/(Original
                            Issue Yield: 5.04%), 7/1/2021                 AAA                 1,722,375
       300,000              West Virginia State Higher
                            Education, 5.25% (FGIC LOC),
                            5/1/2014                                      AAA                 335,580
       500,000              West Virginia State Hospital
                            Finance Authority, (Series A),
                            3.50% (West Virginia University
                            Hospital, Inc.)/(Original Issue
                            Yield: 3.62%), 6/1/2010                       AAA                 512,120
       1,265,000            West Virginia State Hospital
                            Finance Authority, (Series A),
                            5.00% (West Virginia University
                            Hospital, Inc.)/(Original Issue
                            Yield: 2.56%), 6/1/2007                       AAA                 1,354,233
       605,000              West Virginia State Hospital
                            Finance Authority, Prerefunded
                            Revenue Bond, 6.75% (Charleston
                            Area Medical Center)/(Charleston
                            Area Medical Center INS)/(Original
                            Issue Yield: 6.89%), 9/1/2022                 A2                  732,117
       900,000              West Virginia State Hospital
                            Finance Authority, Refunding
                            Revenue Bonds, 3.10% (West Virginia
                            Veterans Nursing Home), 3/1/2009              NR                  890,424
       1,070,000            West Virginia State Hospital
                            Finance Authority, Refunding
                            Revenue Bonds, 5.50% (West Virginia
                            Veterans Nursing Home), 3/1/2019              NR                  1,118,803
       80,000               West Virginia State Hospital
                            Finance Authority, Refunding
                            Revenue Bonds, 6.125% (Charleston
                            Area Medical Center)/(Original
                            Issue Yield: 6.25%), 9/1/2009                 A2                  91,675
       20,000               West Virginia State Hospital
                            Finance Authority, Refunding
                            Revenue Bonds, 6.125% (Charleston
                            Area Medical Center)/(Original
                            Issue Yield: 6.25%), 9/1/2009                 A2                  22,575
       1,750,000            West Virginia State Hospital
                            Finance Authority, Revenue Bonds,
                            5.75% (Charleston Area Medical
                            Center)/(MBIA Insurance Corp.
                            INS)/(Original Issue Yield: 5.98%),
                            9/1/2013                                      AAA                 1,836,748
       145,000              West Virginia State Hospital
                            Finance Authority, Unrefunded
                            Revenue Bond, 6.75% (Charleston
                            Area Medical Center)/(Charleston
                            Area Medical Center LOC)/(Original
                            Issue Yield: 6.89%), 9/1/2022                 A2                  161,394
       20,000               West Virginia State Hospital
                            Finance Authority, Unrefunded
                            Revenue Bond, 6.00% (Charleston
                            Area Medical Center)/(Original
                            Issue Yield: 6.10%), 9/1/2007                 A2                  21,783
       1,000,000            West Virginia State Housing
                            Development Fund, (Series A),
                            5.05%, 11/1/2014                              AAA                 1,053,200
       900,000              West Virginia State Housing
                            Development Fund, (Series A0),
                            4.90% (Original Issue Yield:
                            4.899%), 11/1/2014                            AAA                 950,535
       1,000,000            West Virginia State Housing
                            Development Fund, Revenue Refunding
                            Bonds (Series A), 5.10%, 11/1/2015            AAA                 1,051,990
       500,000              West Virginia State, (GO UT), 4.40%
                            (Original Issue Yield: 4.50%),
                            6/1/2006                                      AAA                 519,345
       100,000              West Virginia State, (GO UT), 5.00%
                            (FGIC INS)/(Original Issue Yield:
                            4.55%), 6/1/2007                              AAA                 107,342
       500,000              West Virginia State, GO UT, 6.25%,
                            11/1/2004                                     AAA                 500,125
       720,000              West Virginia State, Revenue Bonds
                            (Series A) , 5.00% (Marshall
                            University)/(Original Issue Yield:
                            5.17%), 5/1/2020                              AAA                 770,710
       1,250,000            West Virginia State, Revenue Bonds
                            (Series A), 5.00% (Marshall
                            University)/(Original Issue Yield:
                            5.19%), 5/1/2021                              AAA                 1,317,688
       1,000,000            West Virginia University, (Series
                            A), 5.50% (MBIA Insurance Corp.
                            INS)/
                            (Original Issue Yield: 5.08%),
                            4/1/2016                                      AAA                 1,164,890
       1,210,000            West Virginia University, 5.00%
                            (MBIA Insurance Corp. LOC), 4/1/2007          AAA                 1,294,361
       500,000              West Virginia University, Refunding
                            Revenue Bonds, 5.00% (AMBAC
                            LOC)/(Original Issue Yield: 5.22%),
                            5/1/2017                                      AAA                 538,845
       1,000,000            West Virginia University, Revenue
                            Bonds (SeriesB), 5.00% (West
                            Virginia University Project)/(AMBAC
                            INS)/(Original Issue Yield: 5.19%),
                            5/1/2015                                      AAA                 1,077,690
       100,000              West Virginia University, Revenue
                            Bonds, 5.50% (AMBAC INS)/(Original
                            Issue Yield: 5.55%), 4/1/2009                 AAA                 106,065
       2,000,000            West Virginia Water Development
                            Authority, (Series A), 4.40% (AMBAC
                            INS)/(Original Issue Yield: 4.47%),
                            10/1/2018                                     AAA                 2,069,740
       100,000              West Virginia Water Development
                            Authority, (Series A), 5.125% (FSA
                            INS)/(Original Issue Yield: 5.15%),
                            10/1/2012                                     AAA                 110,706
       400,000              West Virginia Water Development
                            Authority, (Series A), 5.375% (FSA
                            INS)/(Original Issue Yield: 5.40%),
                            10/1/2015                                     AAA                 445,788
       985,000              West Virginia Water Development
                            Authority, (Series A), 5.50% (FSA
                            INS)/(Original Issue Yield: 5.65%),
                            10/1/2020                                     AAA                 1,100,117
       750,000              West Virginia Water Development
                            Authority, Revenue Refunding Bonds
                            (Series A-1), 5.00% (AMBAC INS),
                            11/1/2026                                     AAA                 782,093
       500,000              Wheeling, WV Waterworks & Sewer
                            Systems, Revenue Refunding Bonds,
                            4.90% (FGIC INS)/(Original Issue
                            Yield: 5.00%), 6/1/2006                       Aaa                 523,160
       40,000               Wood County, WV Building
                            Commission, Revenue Refunding
                            Bonds, 6.625% (St. Joseph Hospital,
                            Parkersburg)/(AMBAC INS), 1/1/2006            AAA                 40,580
                            Total municipal Bonds

                            (IDENTIFIED COST $69,548,574)                                     73,124,861
                            Short-Term Municipal--1.3%
                            West Virginia--1.3%
       1,000,000            West Virginia State Hospital
                            Finance Authority, (Series B)
                            Weekly VRDNs (Charleston Area
                            Medical Center) (identified cost
                            $1,000,000)                                   Aaa                 1,000,000
                            Mutual Fund--0.6%
       466,137       (1)    Tax-Free Obligations Fund (at net
                            asset value)                                                      466,136
                            Total
                            Investments--98.5%
                             (identified cost $71,014,710)2                                   74,590,997
                            other assets and
                            liabilities--net--1.5%                                              1,169,364
                            total net assets--100%                                      $      75,760,361

       At October 31, 2004, the Fund holds no securities that are subject to federal alternative minimum tax (AMT).
*      Please refer to the Appendix of the Statement of Additional
       Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(1)    Affiliated company.
(2) The cost of investments for federal tax purposes amounts to $70,959,387. The net unrealized appreciation of investments for federal tax purposes was $3,631,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,678,521 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,911.

Note:The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

Municipal  bonds are  valued by an  independent  pricing  service,  taking  into consideration yield, liquidity,  risk, credit quality, coupon, maturity, type of issue,  and any other factors or market data the pricing service deems relevant.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  are valued at fair value as  determined  in accordance with procedures  established by and under general  supervision of the
Board of Trustees (the "Trustees").

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
INS         --Insured
LOC         --Letter of Credit
PCR         --Pollution Control Revenue
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes
















Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Wesmark Funds

By          /S/ Richard N. Paddock, Principal Financial Officer
           (insert name and title)

Date        December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        December 20, 2004


By          /S/ Richard N. Paddock, Principal Financial Officer
Date        December 20, 2004